Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	1.51400%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$838,560.68

Principal:
Principal Collections	$13,600,260.93
Prepayments in Full	$6,811,544.54
Liquidation Proceeds	$67,126.21
Recoveries	$131,941.44
Sub Total	$20,610,873.12
Collections	$21,449,433.80

Purchase Amounts:
Purchase Amounts Related to Principal	$226,435.80
Purchase Amounts Related to Interest	$1,423.90
Sub Total	$227,859.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,677,293.50

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,677,293.50
Servicing Fee	$311,800.19	$311,800.19	$0.00	$0.00	$21,365,493.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,365,493.31
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,365,493.31
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,365,493.31
Interest - Class A-3 Notes	$189,200.33	$189,200.33	$0.00	$0.00	$21,176,292.98
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$20,965,617.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,965,617.40
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$20,895,540.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,895,540.40
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$20,846,190.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,846,190.40
Regular Principal Payment	$18,849,440.86	$18,849,440.86	$0.00	$0.00	$1,996,749.54
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,996,749.54
Residual Released to Depositor	$0.00	$1,996,749.54	$0.00	$0.00	$0.00
Total		$21,677,293.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,849,440.86
Total					$18,849,440.86

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,849,440.86	$43.59	$189,200.33	$0.44	$19,038,641.19	$44.03
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$18,849,440.86	$14.32	$519,302.91	$0.39	$19,368,743.77	$14.71

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$121,411,978.64	0.2807408	$102,562,537.78	0.2371553
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$318,201,978.64	0.2418150	$299,352,537.78	0.2274905

Pool Information
Weighted Average APR	2.664%	2.657%
Weighted Average Remaining Term	31.77	30.94
Number of Receivables Outstanding	23,526	22,885
Pool Balance	$374,160,226.96	$353,340,863.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$346,842,585.11	$327,680,853.80
Pool Factor	0.2626056	0.2479934

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$25,660,009.48
Targeted Overcollateralization Amount	$53,988,325.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,988,325.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		45	$113,996.20
(Recoveries)		44	$131,941.44
Net Loss for Current Collection Period			$(17,945.24)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0576%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0158%
Second Prior Collection Period			-0.0582%
Prior Collection Period			0.2785%
Current Collection Period			-0.0592%
Four Month Average (Current and Prior Three Collection Periods)			0.0442%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,364	$6,612,046.26
(Cumulative Recoveries)			$1,872,479.97
Cumulative Net Loss for All Collection Periods			$4,739,566.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3326%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,796.97
Average Net Loss for Receivables that have experienced a Realized Loss			$2,004.89

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.04%	182	$3,658,414.90
61-90 Days Delinquent	0.15%	27	$541,332.45
91-120 Days Delinquent	0.02%	4	$75,207.91
Over 120 Days Delinquent	0.09%	12	$318,277.02
Total Delinquent Receivables	1.30%	225	$4,593,232.28

Repossession Inventory:
Repossessed in the Current Collection Period		8	$158,124.20
Total Repossessed Inventory		12	$212,770.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1656%
Prior Collection Period			0.1998%
Current Collection Period			0.1879%
Three Month Average			0.1844%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2646%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	32

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	71	$1,449,575.77
2 Months Extended	90	$1,779,004.55
3+ Months Extended	12	$214,020.29

Total Receivables Extended	173	$3,442,600.61

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer